Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2026
Trade and other payables [abstract]
Schedule of trade and other payables

	2026	2025
	£m	£m
Trade payables	3,374	2,965
Deferred payables	423	401
Customer contributions[1]	30	32
Social security and other taxes	95	131
Other payables[2]	1,127	943
	5,049	4,472
1.Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.
2.Included within Other payables are employee benefit accruals.